Variable Interest Entities	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Variable Interest Entities

NOTE 13 VARIABLE INTEREST ENTITIES (VIEs)

U.S. Cellular consolidates variable interest entities in which it has a controlling financial interest and is the primary beneficiary. A controlling financial interest will have both of the following characteristics: (a) the power to direct the VIE activities that most significantly impact economic performance and (b) the obligation to absorb the VIE losses and right to receive benefits that are significant to the VIE. U.S. Cellular reviews these criteria initially at the time it enters into agreements and subsequently when reconsideration events occur.

Consolidated VIEs

As of December 31, 2014, U.S. Cellular holds a variable interest in and consolidates the following VIEs under GAAP:

  Advantage Spectrum L.P. (“Advantage Spectrum”) and Frequency Advantage L.P., the general partner of Advantage Spectrum;
  Aquinas Wireless L.P. (“Aquinas Wireless”); and
  King Street Wireless L.P. (“King Street Wireless”) and King Street Wireless, Inc., the general partner of King Street Wireless.

The power to direct the activities that most significantly impact the economic performance of Advantage Spectrum, Aquinas Wireless and King Street Wireless (collectively, the “limited partnerships”) is shared. Specifically, the general partner of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships; however, the general partner of each partnership needs consent of the limited partner, a U.S. Cellular subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships. Although the power to direct the activities of the VIEs is shared, U.S. Cellular has a disproportionate level of exposure to the variability associated with the economic performance of the VIEs, indicating that U.S. Cellular is the primary beneficiary of the VIEs in accordance with GAAP. Accordingly, these VIEs are consolidated.

The following table presents the classification of the consolidated VIEs' assets and liabilities in U.S. Cellular's Consolidated Balance Sheet.

December 31,	2014	2013
(Dollars in thousands)
Assets
Cash and cash equivalents	$2,588	$2,076
Other current assets	278	1,184
Licenses	312,977	310,475
Property, plant and equipment, net	10,671	18,600
Other assets and deferred charges	60,059	511
Total assets	$386,573	$332,846

Liabilities
Current liabilities	$110	$46
Deferred liabilities and credits	622	3,139
Total liabilities	$732	$3,185

Other Related Matters

An FCC auction of AWS-3 spectrum licenses, referred to as Auction 97, began in November 2014 and ended in January 2015. U.S. Cellular participated in Auction 97 indirectly through its interest in Advantage Spectrum. A subsidiary of U.S. Cellular is a limited partner in Advantage Spectrum. Advantage Spectrum qualified as a “designated entity,” and thereby was eligible for bid credits with respect to spectrum purchased in Auction 97. To participate in this auction, a $60.0 million deposit was made to the FCC in 2014. Such amount is reflected in Other Assets and Deferred Charges in the Consolidated Balance Sheet. Advantage Spectrum was the provisional winning bidder for 124 licenses for an aggregate bid of $338.3 million, net of its anticipated designated entity discount of 25%. Advantage Spectrum's bid amount, less the initial deposit of $60.0 million, plus certain other charges totaling $2.3 million, are required to be paid to the FCC by March 2, 2015.

Advantage Spectrum, Aquinas Wireless and King Street Wireless were formed to participate in FCC auctions of wireless spectrum and to fund, establish, and provide wireless service with respect to any FCC licenses won in the auctions. As such, these entities have risks similar to those described in the “Risk Factors” in U.S. Cellular's Annual Report on Form 10-K.

U.S. Cellular's capital contributions and advances made to its VIEs totaled $60.9 million in the year ended December 31, 2014. In 2013, there were no capital contributions or advances made to VIEs or their general partners that were not VIEs.

U.S. Cellular may agree to make additional capital contributions and/or advances to Advantage Spectrum, Aquinas Wireless or King Street Wireless and/or to their general partners to provide additional funding for the development of licenses granted in various auctions.  U.S. Cellular may finance such amounts with a combination of cash on hand, borrowings under its revolving credit agreement and/or long-term debt.  There is no assurance that U.S. Cellular will be able to obtain additional financing on commercially reasonable terms or at all to provide such financial support.

The limited partnership agreements of Advantage Spectrum, Aquinas Wireless and King Street Wireless also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership.  The general partner's put options related to its interests in King Street Wireless and Aquinas Wireless will become exercisable in 2019 and 2020, respectively. The general partner's put options related to its interest in Advantage Spectrum will become exercisable on the fifth and sixth anniversaries of the issuance of any license.  The put option price is determined pursuant to a formula that takes into consideration fixed interest rates and the market value of U.S. Cellular's Common Shares.  Upon exercise of the put option, the general partner is required to repay borrowings due to U.S. Cellular.  If the general partner does not elect to exercise its put option, the general partner may trigger an appraisal process in which the limited partner (a subsidiary of U.S. Cellular) may have the right, but not the obligation, to purchase the general partner's interest in the limited partnership at a price and on other terms and conditions specified in the limited partnership agreement.  In accordance with requirements under GAAP, U.S. Cellular is required to calculate a theoretical redemption value for all of the put options assuming they are exercisable at the end of each reporting period, even though such exercise is not contractually permitted.  Pursuant to GAAP, this theoretical redemption value, net of amounts payable to U.S. Cellular for loans and accrued interest thereon made by U.S. Cellular to the general partners the (“net put value”), was $1.2 million and $0.5 million at December 31, 2014 and 2013, respectively. The net put value is recorded as Noncontrolling interests with redemption features in U.S. Cellular's Consolidated Balance Sheet.  Also in accordance with GAAP, changes in the redemption value of the put options, net of interest accrued on the loans, are recorded as a component of Net income attributable to noncontrolling interests, net of tax, in U.S. Cellular's Consolidated Statement of Operations.